Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Interest Expense on Deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2025	2024	2023

Interest bearing checking accounts	$2,078	$1,236	$382
Savings accounts	2,923	2,876	2,531
Time deposits and money market accounts	84,548	86,474	50,439
Total	$89,549	$90,586	$53,352

Maturity of Total Time Deposits
At December 31, 2025, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$2,000,762
1 to 2 years	135,792
2 to 3 years	1,159
3 to 4 years	472
4 to 5 years	210
Over 5 years	20
$2,138,415